CASH AND BANK BALANCES - Cash and bank balances are denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 8,212	¥ 9,016	¥ 2,328	¥ 110
Renminbi
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	784	203
Hong Kong dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	6	6
US dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 7,422	¥ 8,807